Payments, by Government - 12 months ended Dec. 31, 2025 - CAD ($) $ in Thousands	Taxes	Royalties	Fees	Bonuses	Total Payments
Suncor Energy Inc | Canada | Government of Canada
Total	$ 1,055,700	$ 21,990	$ 840		$ 1,078,530
Suncor Energy Inc | Canada | Canada Newfoundland And Labrador Offshore Petroleum Board
Total			57,550		57,550
Suncor Energy Inc | Canada | Government of Alberta
Total	422,490	2,091,520	33,230		2,547,240
Suncor Energy Inc | Canada | Government of Quebec
Total	82,570				82,570
Suncor Energy Inc | Canada | Municipality of Wood Buffalo
Total	111,880				111,880
Suncor Energy Inc | Canada | Fort Chipewyan Metis Nation
Total			170		170
Suncor Energy Inc | Canada | Government of Newfoundland and Labrador
Total		310,970			310,970
Suncor Energy Inc | Canada | ALBERTA ENERGY REGULATOR
Total			1,440		1,440
Suncor Energy Inc | Canada | Fort McKay Metis Nation
Total			410		410
Suncor Energy Inc | Canada | Athabasca Chipewyan First Nation
Total			2,620		2,620
Suncor Energy Inc | Canada | Fort McMurray 468 First Nation
Total			280		280
Suncor Energy Inc | Canada | Chipewyan Prairie First Nation
Total			180		180
Suncor Energy Inc | Canada | Mikisew Cree First Nation
Total			1,115		1,115
Suncor Energy Inc | Canada | Fort McKay First Nation
Total			1,525		1,525
Suncor Energy Inc | Canada | McMurray Metis
Total			170		170
Suncor Energy Inc | Canada | Willow Lake Metis Nation
Total			150		150
Suncor Energy Inc | Canada | Conklin Metis Local 193
Total			150		150
Suncor Energy Inc | Libya | Government of Libya, National Oil Corporation
Total	154,100	219,250	390	$ 67,220	440,960
Suncor Energy (Syncrude) Operating Inc | Canada | Government of Canada
Total			370		370
Suncor Energy (Syncrude) Operating Inc | Canada | Government of Alberta
Total		$ 1,354,250	9,450		1,363,700
Suncor Energy (Syncrude) Operating Inc | Canada | Regional Municipality of Wood Buffalo
Total	70,730				70,730
Suncor Energy (Syncrude) Operating Inc | Canada | Fort McKay Metis Nation
Total			2,540		2,540
Suncor Energy (Syncrude) Operating Inc | Canada | Athabasca Chipewyan First Nation
Total			4,100		4,100
Suncor Energy (Syncrude) Operating Inc | Canada | Fort McMurray 468 First Nation
Total			130		130
Suncor Energy (Syncrude) Operating Inc | Canada | Chipewyan Prairie First Nation
Total			100		100
Suncor Energy (Syncrude) Operating Inc | Canada | Mikisew Cree First Nation
Total			5,860		5,860
Suncor Energy (Syncrude) Operating Inc | Canada | Fort McKay First Nation
Total	$ 120		11,220		11,340
Suncor Energy (Syncrude) Operating Inc | Canada | McMurray Metis
Total			$ 2,420		$ 2,420